Disclosure of detailed information about valuation assumptions for embedded derivatives (Details) - $ / shares	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Share price, convertible notes	$ 0.10	$ 0.52
Expected volatility, convertible notes	72.43%	56.17%
Risk free interest rate, convertible notes	2.71%	1.68%
Credit spread, convertible notes	11.58%	13.59%
All-in rate, convertible notes	14.30%	15.27%
Implied discount on share price, convertible notes	0.00%	20.00%